Reinsurance (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 The Hartford and John Hancock Life Insurance Company item	Dec. 31, 2012 A. M. Best ratings of reinsurer, A++ or A+	Dec. 31, 2012 A. M. Best ratings of reinsurer, A or A-	Dec. 31, 2012 A. M. Best ratings of reinsurer, B++ or B+	Dec. 31, 2012 Not rated
Reinsurance recoverables
Ceded future policyholder benefits and expenses	$ 1,548,052	$ 1,600,007		$ 876,423	$ 633,326	$ 37,989	$ 314
Ceded unearned premium	18,485	19,856		18,272	49	164	0
Ceded claims and benefits payable	222,575	190,250		211,802	7,872	92	2,809
Ceded paid losses	14,293	9,954		424	21	0	13,848
Total	$ 1,803,405	$ 1,820,067	$ 1,691,282	$ 1,106,921	$ 641,268	$ 38,245	$ 16,971
Number of reinsurers with the largest reinsurance recoverable balances			2